Debt - Short Term Borrowings (Detail) € in Millions	Oct. 12, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Short-term Debt [Line Items]
Short term borrowings		$ 1,098,000,000		$ 259,000,000
Borrowings under revolving credit facility		2,750,000,000
364 Day Syndicated Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Borrowings under revolving credit facility	$ 300,000,000
Line of credit		0
Line of credit facility, expiration period	364 days
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Short term borrowings		35,000,000		9,000,000
Line of credit		112,000,000	€ 98	108,000,000	€ 90
Commercial Paper [Member]
Short-term Debt [Line Items]
Short term borrowings		$ 1,063,000,000		$ 250,000,000